Debt - Narrative (Details) € in Millions, $ in Millions						12 Months Ended
	Dec. 06, 2024 USD ($)	Dec. 02, 2024 USD ($)	Sep. 17, 2024 USD ($)	Aug. 12, 2024 USD ($)	Aug. 12, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 02, 2024 EUR (€)	Nov. 27, 2024 EUR (€)	Nov. 26, 2024 USD ($)	Apr. 03, 2024 USD ($)
Debt Instrument [Line Items]
Weighted average interest rate for short term debt						5.10%	7.20%		5.10%
Amortization of debt issuance costs charged to interest expense						$ 10	$ 7	$ 7
Outstanding amount						13,056
Value of debt assumed						8,725
Unamortized fair value adjustment						$ 48
Weighted average remaining life, unamortized fair market value adjustment						7 years 4 months 24 days			7 years 4 months 24 days
Net Investment Hedging
Debt Instrument [Line Items]
Amount of borrowings hedged						$ 49	$ 49
Senior notes
Debt Instrument [Line Items]
Debt instrument, face amount													$ 2,750
Senior notes due Feb 2025 | Senior notes
Debt Instrument [Line Items]
Extinguishment of debt, amount | €					€ 250
Gain (loss) on extinguishment of debt				$ 0
Debt instrument, interest rate				2.75%	2.75%
Senior notes due March 2025 | Senior notes
Debt Instrument [Line Items]
Extinguishment of debt, amount			$ 600
Gain (loss) on extinguishment of debt			$ (4)
Debt instrument, interest rate			3.75%
Senior Notes Due April 2024 | Senior notes
Debt Instrument [Line Items]
Outstanding amount													$ 1,500
Senior Notes Due 2035 | Senior notes
Debt Instrument [Line Items]
Debt instrument, interest rate												5.418%
Debt instrument, face amount												$ 850
Senior Notes Due 2032 | Senior notes
Debt Instrument [Line Items]
Debt instrument, interest rate											3.454%
Debt instrument, face amount | €											€ 600
Senior Notes Due 2036 | Senior notes
Debt Instrument [Line Items]
Debt instrument, interest rate											3.807%
Debt instrument, face amount | €											€ 600
€1,000 million senior notes due 2026
Debt Instrument [Line Items]
Debt instrument, face amount | €									€ 1,000
€1,000 million senior notes due 2026 | Senior notes
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt		$ (2)
Debt instrument, interest rate										2.875%
Debt instrument, face amount | €										€ 1,000
750 Million Senior Notes Due 2026
Debt Instrument [Line Items]
Debt instrument, interest rate	4.65%
750 Million Senior Notes Due 2026 | Senior notes
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt	$ (7)
Debt instrument, interest rate	4.65%
Debt instrument, face amount	$ 750